Consolidated Balance Sheet - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Lease prepayments and other non-current assets	¥ 481,414	¥ 858,283
Property, plant and equipment	11,300,797	11,646,390
Right-of-use assets	343,860	0
Investment properties	367,468	376,739
Construction in progress	1,815,549	1,559,401
Investments accounted for using the equity method	5,208,758	4,527,133
Deferred income tax assets	150,832	119,075
Financial assets at fair value through other comprehensive income	5,000	0
Time deposits with banks	3,511,234	0
Non-current assets	23,184,912	19,087,021
Current assets
Inventories	6,754,434	8,120,875
Financial assets at fair value through other comprehensive income	1,540,921	1,672,431
Financial assets at fair value through profit or loss	3,318,670	2,727,279
Trade receivables	120,739	81,990
Other receivables	26,101	105,803
Prepayments	23,767	38,025
Amounts due from related parties	1,565,993	2,286,249
Cash and cash equivalents	7,449,699	8,741,893
Time deposits with banks	1,508,839	1,500,000
Assets classified as held for sale	0	24,331
Current assets	22,309,163	25,298,876
Total assets	45,494,075	44,385,897
Equity and liabilities
Share capital	10,823,814	10,823,814
Reserves	19,039,474	19,522,249
Equity attributable to owners of the Company	29,863,288	30,346,063
Non-controlling interests	130,560	116,378
Total equity	29,993,848	30,462,441
Non-current liabilities
Lease liabilities	10,593	0
Deferred income	10,005	10,442
Non-current liabilities	20,598	10,442
Current liabilities
Borrowings	1,547,600	497,249
Lease liabilities	11,450	0
Financial liabilities at fair value through profit or loss	799	11,005
Contract liabilities	655,117	446,702
Trade and other payables	7,330,000	8,090,228
Amounts due to related parties	5,708,394	4,567,814
Income tax payable	226,269	300,016
Current liabilities	15,479,629	13,913,014
Total liabilities	15,500,227	13,923,456
Total equity and liabilities	¥ 45,494,075	¥ 44,385,897